CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income (loss)	$ (13,449,280)	$ (9,156,286)
Adjustments to reconcile net income (loss) to net cash provided (used) by operating activities
Depreciation and amortization	447,413	323,428
Impairment loss of licensing right	0	708,333
Forgiveness of debt	(160,095)
Interest paid	0	0
Loss on termination of licensing agreement (in exchange for convertible debt)	1,500,000	0
Shares issued for non-employee services	2,757,501	2,323,920
Warrants issued for services	5,497,132	0
Stock based compensation	1,897,585	0
Increase (decrease) in:
Accounts receivable	21,786	(14,907)
Inventories	0	0
Right of use asset/liability	(1,317)	(27,322)
Other assets	2,000	0
Accounts payable	(1,578,145)	1,474,566
Accrued expenses	(424,020)	732,146
Deferred revenue	(1,000,000)	500,000
NET CASH USED IN OPERATING ACTIVITIES	(4,489,440)	(3,136,122)
INVESTING ACTIVITIES
Purchase of license right	(1,750,000)	0
Purchase of property and equipment	0	0
NET CASH USED IN INVESTING ACTIVITIES	(1,750,000)	0
FINANCING ACTIVITIES
Proceeds from notes payable	77,595	1,227,500
Proceeds from notes payable, related parties	0	854,000
Repayment of notes payable	(1,700,000)	0
Repayment of notes payable, related parties	0	(250,000)
Cash paid for debt as part of merger/rec	(50,897)	0
Repurchase of Treasury shares	(247,165)	0
Shares issued for cash	10,136,500	1,067,499
Cash received for stock subscription	0	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	8,216,033	2,898,999
NET INCREASE IN CASH	1,976,593	(237,123)
CASH AT BEGINNING OF PERIOD	202,965	440,088
CASH AT END OF PERIOD	2,179,558	202,965
SUPPLEMENTAL DISCLOSURES
Interest paid	0	0
Taxes paid (refunded)	$ 0	$ 0